THE ADVISORS' INNER CIRCLE FUND

Westwood Total Return Fund (the "Total Return Fund")

Westwood Income Opportunity Fund (the "Income Opportunity Fund")

Westwood High Income Fund (the "High Income Fund")

Westwood Alternative Income Fund (the "Alternative Income Fund" and, together with the Total Return Fund, Income Opportunity Fund and High Income Fund, the "Funds")

Supplement dated December 22, 2020 to:

•	The A Class Shares Statutory Prospectus for the Income Opportunity Fund and High Income Fund, dated March 1, 2020, as supplemented (the "March 1, 2020 A Class Prospectus");

•	The C Class Shares Statutory Prospectus for the Income Opportunity Fund, dated March 1, 2020 (the "March 1, 2020 C Class Prospectus");

•	The Institutional Shares Statutory Prospectus for the Funds, dated March 1, 2020, as supplemented (the "March 1, 2020 Institutional Prospectus");

•	The Ultra Shares Statutory Prospectus for the Alternative Income Fund, dated March 1, 2020 (the "March 1, 2020 Ultra Prospectus");

•	The A Class Shares Statutory Prospectus for the Total Return Fund and Alternative Income Fund, dated March 31, 2020, as supplemented (the "March 31, 2020 A Class Prospectus");

•	The C Class Shares Statutory Prospectus for the Total Return Fund, High Income Fund and Alternative Income Fund, dated March 31, 2020, as supplemented (the "March 31, 2020 C Class Prospectus" and, together with the March 1, 2020 A Class Prospectus, March 1, 2020 C Class Prospectus, March 1, 2020 Institutional Prospectus, March 1, 2020 Ultra Prospectus and March 31, 2020 A Class Prospectus, the "Statutory Prospectuses");

•	The following Summary Prospectuses (together with the Statutory Prospectuses, the "Prospectuses"):

Fund	Summary Prospectuses
Total Return Fund

• Institutional Shares Summary Prospectus, dated March 1, 2020 (the "Total Return Institutional Summary Prospectus")

•  A Class Shares Summary Prospectus, dated March 31, 2020 (the "Total Return A Class Summary Prospectus")

•  C Class Shares Summary Prospectus, dated March 31, 2020 (the "Total Return C Class Summary Prospectus")

Income Opportunity Fund

• A Class Shares Summary Prospectus, dated March 1, 2020 (the "Income Opportunity A Class Summary Prospectus")

• C Class Shares Summary Prospectus, dated March 1, 2020 (the "Income Opportunity C Class Summary Prospectus")

•  Institutional Shares Summary Prospectus, dated March 1, 2020 (the "Income Opportunity Institutional Summary Prospectus")

High Income Fund

•  A Class Shares Summary Prospectus, dated March 1, 2020 (the "High Income A Class Summary Prospectus")

• Institutional Shares Summary Prospectus, dated March 1, 2020 (the "High Income Institutional Summary Prospectus")

•  C Class Shares Summary Prospectus, dated March 31, 2020 (the "High Income C Class Summary Prospectus")

Alternative Income Fund

•  Institutional Shares Summary Prospectus, dated March 1, 2020 (the "Alternative Income Institutional Summary Prospectus")

•  Ultra Shares Summary Prospectus, dated March 1, 2020 (the "Alternative Income Ultra Summary Prospectus")

• A Class Shares Summary Prospectus, dated March 31, 2020 (the "Alternative Income A Class Summary Prospectus")

• C Class Shares Summary Prospectus, dated March 31, 2020 (the "Alternative Income C Class Summary Prospectus")

•	The Statement of Additional Information for the Funds, dated March 1, 2020, as supplemented (the "March 1, 2020 SAI"); and

•	The Statement of Additional Information for the Total Return Fund, High Income Fund and Alternative Income Fund, dated March 31, 2020, as supplemented (the "March 31, 2020 SAI" and, together with the March 1, 2020 SAI, the "SAIs").

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective immediately, the portfolio managers of the Funds will change as follows:

Fund	Previous Portfolio Managers	New Portfolio Manager(s)
Total Return Fund	David Clott	Adrian Helfert
Adrian Helfert
Shawn Mato
Income Opportunity Fund	David Clott	Scott Barnard
	Adrian Helfert	Adrian Helfert
High Income Fund	Adrian Helfert	Adrian Helfert
	Brendan Ryan	Scott Barnard
Hussein Adatia
Alternative Income Fund	David Clott	Adrian Helfert
	Shawn Mato	Seth Gold

Accordingly, the Prospectuses and SAIs are hereby amended and supplemented as follows:

1.        The "Portfolio Managers" section of the Total Return Institutional Summary Prospectus, Total Return A Class Summary Prospectus and Total Return C Class Summary Prospectus, and the corresponding section of the March 1, 2020 Institutional Prospectus, March 31, 2020 A Class Prospectus and March 31, 2020 C Class Prospectus, respectively, are hereby deleted and replaced with the following:

PORTFOLIO MANAGER

Mr. Adrian Helfert, Senior Vice President and Director of Multi-Asset Portfolios, has managed the Fund since 2019.

2.        In the "Portfolio Managers" section of the Income Opportunity A Class Summary Prospectus, Income Opportunity C Class Summary Prospectus and Income Opportunity Institutional Summary Prospectus, and the corresponding section of the March 1, 2020 A Class Prospectus, March 1, 2020 C Class Prospectus and March 1, 2020 Institutional Prospectus, respectively, the disclosure relating to Mr. David Clott is hereby deleted and replaced with the following:

Mr. Scott Barnard, CFA, Vice President, has managed the Fund since 2020.

3.        In the "Portfolio Managers" section of the High Income A Class Summary Prospectus, High Income Institutional Summary Prospectus and High Income C Class Summary Prospectus, and the corresponding section of the March 1, 2020 A Class Prospectus, March 1, 2020 Institutional Prospectus and March 31, 2020 C Class Prospectus, respectively, the disclosure relating to Mr. Brendan Ryan is hereby deleted and replaced with the following:

Mr. Scott Barnard, CFA, Vice President, has managed the Fund since 2020.

Mr. Hussein Adatia, Associate Vice President, has managed the Fund since 2020.

4.        In the "Portfolio Managers" section of the Alternative Income Institutional Summary Prospectus, Alternative Income Ultra Summary Prospectus, Alternative Income A Class Summary Prospectus and Alternative Income C Class Summary Prospectus, and the corresponding section of the March 1, 2020 Institutional Prospectus, March 1, 2020 Ultra Prospectus, March 31, 2020 A Class Prospectus and March 31, 2020 C Class Prospectus, respectively, the disclosure relating to Messrs. David Clott and Shawn Mato is hereby deleted and replaced with the following:

Mr. Adrian Helfert, Senior Vice President and Director of Multi-Asset Portfolios, has managed the Fund since 2020.

Mr. Seth Gold, Vice President, has managed the Fund since 2020.

5.        In the "Portfolio Managers" section of the March 1, 2020 A Class Prospectus, the disclosure relating to Messrs. David Clott and Brendan Ryan is hereby deleted and replaced with the following:

Mr. Scott Barnard, CFA, has served as Vice President for the Adviser since joining the Adviser in 2020. Prior to joining the Adviser, Mr. Barnard was an Associate Portfolio Manager at Amundi Pioneer. Mr. Barnard helped design, launch and manage numerous customized investment solutions for both institutional and retail clients during his time at Amundi Pioneer. During his 14-year Amundi tenure, Mr. Barnard also co-created a risk management solution that was utilized across the entire firm for all fixed income portfolios. Mr. Barnard graduated with a BS in Finance from the University of Colorado at Boulder. He is a member of the CFA Institute. Mr. Barnard has served on the portfolio team for the Westwood Income Opportunity Fund and Westwood High Income Fund since 2020. Mr. Barnard participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Barnard has more than 14 years of investment experience.

Mr. Hussein Adatia, Associate Vice President, joined the Adviser in 2018 and previously served as a Research Analyst prior to becoming Portfolio Manager in 2019. Prior to joining the Adviser, Mr. Adatia worked at Oaklawn Investments as a Managing Director from 2016 to 2018 and was responsible for researching, identifying and investing in a variety of credit products including bank loans, bonds and asset-backed securities. Prior to that, he worked for Archview Investment Group from 2008 until 2015 as a Senior Investment Analyst on the distressed credit team. Mr. Adatia began his career as an Investment Banking Analyst at Citigroup in the Global Communications Group and subsequently joined Citi's Global Special Situations Group where he focused on public market debt and equity investments. Mr. Adatia has served on the portfolio team for the Westwood High Income Fund since 2020. Mr. Adatia participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Adatia has more than 15 years of investment experience.

6.        In the "Portfolio Managers" section of the March 1, 2020 C Class Prospectus, the disclosure relating to Mr. David Clott is hereby deleted and replaced with the following:

Mr. Scott Barnard, CFA, has served as Vice President for the Adviser since joining the Adviser in 2020. Prior to joining the Adviser, Mr. Barnard was an Associate Portfolio Manager at Amundi Pioneer. Mr. Barnard helped design, launch and manage numerous customized investment solutions for both institutional and retail clients during his time at Amundi Pioneer. During his 14-year Amundi tenure, Mr. Barnard also co-created a risk management solution that was utilized across the entire firm for all fixed income portfolios. Mr. Barnard graduated with a BS in Finance from the University of Colorado at Boulder. He is a member of the CFA Institute. Mr. Barnard has served on the portfolio team for the Westwood Income Opportunity Fund since 2020. Mr. Barnard participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Barnard has more than 14 years of investment experience.

7.        In the "Portfolio Managers" section of the March 1, 2020 Institutional Prospectus, the disclosure relating to Messrs. Adrian Helfert, David Clott, Shawn Mato and Brendan Ryan is hereby deleted and replaced with the following:

Mr. Adrian Helfert has served as Senior Vice President and Director of Multi-Asset Portfolios for the Adviser since January 2019. He is responsible for leading the firm's multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Most recently, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and in JPMorgan's Asset Management Group. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic. Mr. Helfert has served on the portfolio team for the Westwood Income Opportunity Fund, Westwood Total Return Fund and Westwood High Income Fund since 2019 and the portfolio team for the Westwood Alternative Income Fund since 2020. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Helfert has more than 20 years of investment experience.

Mr. Scott Barnard, CFA, has served as Vice President for the Adviser since joining the Adviser in 2020. Prior to joining the Adviser, Mr. Barnard was an Associate Portfolio Manager at Amundi Pioneer. Mr. Barnard helped design, launch and manage numerous customized investment solutions for both institutional and retail clients during his time at Amundi Pioneer. During his 14-year Amundi tenure, Mr. Barnard also co-created a risk management solution that was utilized across the entire firm for all fixed income portfolios. Mr. Barnard graduated with a BS in Finance from the University of Colorado at Boulder. He is a member of the CFA Institute. Mr. Barnard has served on the portfolio team for the Westwood Income Opportunity Fund and Westwood High Income Fund since 2020. Mr. Barnard participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Barnard has more than 14 years of investment experience.

Mr. Hussein Adatia, Associate Vice President, joined the Adviser in 2018 and previously served as a Research Analyst prior to becoming Portfolio Manager in 2019. Prior to joining the Adviser, Mr. Adatia worked at Oaklawn Investments as a Managing Director from 2016 to 2018 and was responsible for researching, identifying and investing in a variety of credit products including bank loans, bonds and asset-backed securities. Prior to that, he worked for Archview Investment Group from 2008 until 2015 as a Senior Investment Analyst on the distressed credit team. Mr. Adatia began his career as an Investment Banking Analyst at Citigroup in the Global Communications Group and subsequently joined Citi's Global Special Situations Group where he focused on public market debt and equity investments. Mr. Adatia has served on the portfolio team for the Westwood High Income Fund since 2020. Mr. Adatia participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Adatia has more than 15 years of investment experience.

Mr. Seth Gold has served as Vice President for the Adviser since joining the Adviser in 2015. Prior to joining the Adviser, Mr. Gold served as an Analyst/Trader for a global convertible securities strategy at Zazove Associates, where he was responsible for trading decisions and portfolio optimization. Prior to that, Mr. Gold worked for Mizuho Securities. Mr. Gold earned his MBA with a focus in Finance and Management from Columbia Business School and his BA in Economics and Business from Kalamazoo College. Mr. Gold has served on the portfolio team for the Westwood Alternative Income Fund since 2020. Mr. Gold participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Gold has more than 12 years of investment experience.

8.        In the "Portfolio Managers" section of the March 1, 2020 Ultra Prospectus, the disclosure relating to Messrs. David Clott and Shawn Mato is hereby deleted and replaced with the following:

Mr. Adrian Helfert has served as Senior Vice President and Director of Multi-Asset Portfolios for the Adviser since January 2019. He is responsible for leading the firm's multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Most recently, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and in JPMorgan's Asset Management Group. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic. Mr. Helfert has served on the portfolio team for Fund since 2020. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Helfert has more than 20 years of investment experience.

Mr. Seth Gold has served as Vice President for the Adviser since joining the Adviser in 2015. Prior to joining the Adviser, Mr. Gold served as an Analyst/Trader for a global convertible securities strategy at Zazove Associates, where he was responsible for trading decisions and portfolio optimization. Prior to that, Mr. Gold worked for Mizuho Securities. Mr. Gold earned his MBA with a focus in Finance and Management from Columbia Business School and his BA in Economics and Business from Kalamazoo College. Mr. Gold has served on the portfolio team for the Fund since 2020. Mr. Gold participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Gold has more than 12 years of investment experience.

9.        In the "Portfolio Managers" section of the March 31, 2020 A Class Prospectus, the disclosure relating to Messrs. Adrian Helfert, David Clott and Shawn Mato is hereby deleted and replaced with the following:

Mr. Adrian Helfert has served as Senior Vice President and Director of Multi-Asset Portfolios for the Adviser since January 2019. He is responsible for leading the firm's multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Most recently, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and in JPMorgan's Asset Management Group. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic. Mr. Helfert has served on the portfolio team for the Westwood Total Return Fund since 2019 and the portfolio team for the Westwood Alternative Income Fund since 2020. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Helfert has more than 20 years of investment experience.

Mr. Seth Gold has served as Vice President for the Adviser since joining the Adviser in 2015. Prior to joining the Adviser, Mr. Gold served as an Analyst/Trader for a global convertible securities strategy at Zazove Associates, where he was responsible for trading decisions and portfolio optimization. Prior to that, Mr. Gold worked for Mizuho Securities. Mr. Gold earned his MBA with a focus in Finance and Management from Columbia Business School and his BA in Economics and Business from Kalamazoo College. Mr. Gold has served on the portfolio team for the Westwood Alternative Income Fund since 2020. Mr. Gold participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Gold has more than 12 years of investment experience.

10.       In the "Portfolio Managers" section of the March 31, 2020 C Class Prospectus, the disclosure relating to Messrs. Adrian Helfert, David Clott, Shawn Mato and Brendan Ryan is hereby deleted and replaced with the following:

Mr. Adrian Helfert has served as Senior Vice President and Director of Multi-Asset Portfolios for the Adviser since January 2019. He is responsible for leading the firm's multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Most recently, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and in JPMorgan's Asset Management Group. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic. Mr. Helfert has served on the portfolio team for the Westwood Total Return Fund and Westwood High Income Fund since 2019 and the portfolio team for the Westwood Alternative Income Fund since 2020. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Helfert has more than 20 years of investment experience.

Mr. Scott Barnard, CFA, has served as Vice President for the Adviser since joining the Adviser in 2020. Prior to joining the Adviser, Mr. Barnard was an Associate Portfolio Manager at Amundi Pioneer. Mr. Barnard helped design, launch and manage numerous customized investment solutions for both institutional and retail clients during his time at Amundi Pioneer. During his 14-year Amundi tenure, Mr. Barnard also co-created a risk management solution that was utilized across the entire firm for all fixed income portfolios. Mr. Barnard graduated with a BS in Finance from the University of Colorado at Boulder. He is a member of the CFA Institute. Mr. Barnard has served on the portfolio team for the Westwood High Income Fund since 2020. Mr. Barnard participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Barnard has more than 14 years of investment experience.

Mr. Hussein Adatia, Associate Vice President, joined the Adviser in 2018 and previously served as a Research Analyst prior to becoming Portfolio Manager in 2019. Prior to joining the Adviser, Mr. Adatia worked at Oaklawn Investments as a Managing Director from 2016 to 2018 and was responsible for researching, identifying and investing in a variety of credit products including bank loans, bonds and asset-backed securities. Prior to that, he worked for Archview Investment Group from 2008 until 2015 as a Senior Investment Analyst on the distressed credit team. Mr. Adatia began his career as an Investment Banking Analyst at Citigroup in the Global Communications Group and subsequently joined Citi's Global Special Situations Group where he focused on public market debt and equity investments. Mr. Adatia has served on the portfolio team for the Westwood High Income Fund since 2020. Mr. Adatia participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Adatia has more than 15 years of investment experience.

Mr. Seth Gold has served as Vice President for the Adviser since joining the Adviser in 2015. Prior to joining the Adviser, Mr. Gold served as an Analyst/Trader for a global convertible securities strategy at Zazove Associates, where he was responsible for trading decisions and portfolio optimization. Prior to that, Mr. Gold worked for Mizuho Securities. Mr. Gold earned his MBA with a focus in Finance and Management from Columbia Business School and his BA in Economics and Business from Kalamazoo College. Mr. Gold has served on the portfolio team for the Westwood Alternative Income Fund since 2020. Mr. Gold participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Gold has more than 12 years of investment experience.

11.       In the "Related Performance Date of the Adviser" section of the March 1, 2020 Institutional Prospectus, March 1, 2020 Ultra Prospectus, March 31, 2020 A Class Prospectus and March 31, 2020 C Class Prospectus, the disclosure relating to the Adviser's Alternative Income Strategy Composite is hereby deleted.

12.       In "The Portfolio Managers" section of the SAIs, the rows in the "Fund Shares Owned by the Portfolio Managers" table relating to Messrs. Adrian Helfert, David Clott, Shawn Mato and Brendan Ryan are hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Adrian Helfert*	$10,001 - $50,000 (Westwood Total Return Fund, Institutional Shares)
Hussein Adatia*	None
Scott Barnard, CFA*	None
Seth Gold*	None

*       Valuation date is October 31, 2020.

13.       In "The Portfolio Managers" section of the SAIs, the rows in the "Other Accounts" table relating to Messrs. Adrian Helfert, David Clott, Shawn Mato and Brendan Ryan are hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Adrian Helfert*	1	$50.5	5	$255.3	20**	$978.0
Hussein Adatia*	0	$0	$0	$0	5	$1.8
Scott Barnard, CFA*	0	$0	$0	$0	2	$0.1
Seth Gold*	0	$0	$0	$0	1	$—***

*	Valuation date is October 31, 2020.
**	Includes 1 account with assets under management of $310.4 million that is subject to performance-based advisory fees.
***	Assets under management of less than $50,000.

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WHG-SK-082-0100

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